UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21274

Grosvenor Registered Multi-Strategy Master Fund, LLC

(Exact name of registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

                                             Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman	George J. Zornada, Esq.
Grosvenor Registered Funds	K&L Gates LLP
900 North Michigan Avenue	State Street Financial Center
Suite 1100	One Lincoln Street
Chicago, Illinois 60611	Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period:  July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2015 TO JUNE 30, 2016

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Grosvenor Registered Multi-Strategy Master Fund, LLC

INVESTMENT COMPANY ACT FILE NUMBER: 811-21274

REPORTING PERIOD: 07/01/2015 - 06/30/2016

REGISTRANT ADDRESS: 900 N. Michigan Ave., Suite 1100, Chicago, IL 60611

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management

Brilliant Light Power, Inc.	n/a	n/a	04/06/2016

Shareholders were asked to (i) elect directors to serve until 2017, and (ii) confirm the appointment of Deloitte & Touche LLP as the independent auditor of Brilliant Light Power, Inc.’s financial statements for the year ending December 31, 2016.

					Issuer	No	Abstain	Abstain

CC+ Fund Limited	n/a	n/a	08/05/2015

Shareholders were asked to approve (i) the reorganization of the fund into a “master-feeder” structure which would allow aggregate benefit plan assets in the fund to exceed 25% of the fund’s net asset value, provided that the percentage of plan assets in the new master fund remain at less than 25% of the master fund’s net asset value; and (ii) the accompanying changes to the fund’s Memorandum and Articles of Association.

					Issuer	Yes	For	For

Magnetar Constellation Fund, Ltd	n/a	n/a	10/30/2015

Shareholders were asked to approve (i) an update in the investment strategy to refine and better reflect the asset classes and structures presented since the last governing document update; (ii) the incorporation of prior supplements; (iii) changes in expense disclosures; (iv) updates to the brokerage policies and valuation policies; and (v) general updates to the disclosures relating to tax and ERISA.

					Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                 Grosvenor Registered Multi-Strategy Master Fund, LLC

By (Signature and Title)         /s/ Scott J. Lederman

                                                 Scott J. Lederman, Director, Chief Executive Officer and

                                                 President

                                                 (principal executive officer)

Date  July 20, 2016